Supplement to the
Fidelity® Investment Grade Bond Fund
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jeffrey Moore (co-manager) has managed the fund since December 2004.

Pramod Atluri (co-manager) has managed the fund since February 2015.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Jeffrey Moore is co-manager of the fund, which he has managed since December 2004. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

Pramod Atluri is co-manager of the fund, which he has managed since February 2015. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

IGB-15-01  February 20, 2015
1.734043.118

Supplement to the
Fidelity Advisor® Investment Grade Bond Fund
Class A, Class T, Class B, and Class C
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Jeffrey Moore (co-manager) has managed the fund since December 2004.

Pramod Atluri (co-manager) has managed the fund since February 2015.

The following information replaces the biographical information found in the "Fund Management" section on page 26.

Jeffrey Moore is co-manager of the fund, which he has managed since December 2004. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

Pramod Atluri is co-manager of the fund, which he has managed since February 2015. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

AIGB-15-01  February 20, 2015
1.777602.123

Supplement to the
Fidelity Advisor® Investment Grade Bond Fund
Institutional Class
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jeffrey Moore (co-manager) has managed the fund since December 2004.

Pramod Atluri (co-manager) has managed the fund since February 2015.

The following information replaces the biographical information found in the "Fund Management" section on page 25.

Jeffrey Moore is co-manager of the fund, which he has managed since December 2004. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Moore has worked as a research analyst and portfolio manager.

Pramod Atluri is co-manager of the fund, which he has managed since February 2015. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Atluri has worked as an industrial research analyst, an asset allocation analyst, and a portfolio manager.

AIGBI-15-01  February 20, 2015
1.790651.117

Supplement to the
Fidelity® Tax-Free Bond Fund
April 1, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Kevin Ramundo (lead portfolio manager) has managed the fund since June 2010.

Jamie Pagliocco (co-manager) has managed the fund since February 2009.

Mark Sommer (co-manager) has managed the fund since June 2010.

The following information replaces the biographical information for Jamie Pagliocco and Kevin Ramundo found in the "Fund Management" section beginning on page 23.

Kevin Ramundo is lead portfolio manager of the fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Jamie Pagliocco is co-manager of the fund, which he has managed since February 2009. He also manages other funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader, and portfolio manager.

SFB-15-01  February 20, 2015
1.759463.118